Short-Term Investments - Schedule of Realized Gains of Sale of Available-for-Sale Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Proceeds	$ (8,956,178)	$ (9,437,363)
Costs	10,091,454	8,995,273
Realized gain(loss)	11,743	(72,755)
Exchange difference	(263)	(18,067)
Available-for-Sale Short-Term Investments
Schedule of Investments [Line Items]
Proceeds	(8,956,178)	(9,437,363)
Costs	10,091,454	8,995,273
Realized gain(loss)	11,743	(72,755)
Exchange difference	$ (263)	$ (18,067)